Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2022	December 31, 2021
Property and equipment held for sale	225,079	588,486

TOTAL	225,079	588,486

Schedule Of Impairment Loss On Non Current Assets Held For Sale
The impairment loss for
non-current
assets held for sale is reported below:

	December 31, 2022	December 31, 2021
Real estate held for sale - Fisherton	(87,487)	(75,821)
Real estate held for sale - Mendoza	(396)	—

Total	(87,883)	(75,821)